Debt instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Financial Assets Measured at Fair Value Through Profit or Loss	R$ 84,291,192	R$ 66,191,454	R$ 50,874,612
Financial Assets Measured at Fair Value through Other Comprehensive Income	59,036,137	55,392,178	101,212,600
Financial Assets Measured at Amortized Cost	101,087,321	81,329,013	73,125,011
Comprising:
Debt instruments at Amortized Cost	102,673,487	82,502,775	74,315,903
Provision for impairment losses (note 9.c)	(1,586,166)	(1,173,762)	(1,190,892)
Total	244,414,650	202,912,645	225,212,223
Type:
Government securities - Brazil (1)	148,750,440	142,748,873	171,436,589
Debentures and promissory notes	49,083,296	28,251,227	19,881,934
Other debt securities	46,580,914	31,912,545	33,893,700
Total	R$ 244,414,650	R$ 202,912,645	R$ 225,212,223